Roberts & Henry
504 Talbot Street
St. Michaels, MD 21663
410-822-4456

July 6, 2004

Securities & Exchange Commission
Washington, DC 20549

Gentlemen:

	Transmitted herewith is Post-Effective Amendment No. 20 pursuant to Rule 485 (d)(1) which relates to the Prospectus and SAI filed as a part of Amendment # 19.

Very truly yours,

/s/ Thomas C. Henry
Thomas C. Henry